Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,387)	$ (5,086)
Adjustments for:
Stock-based compensation	70	94
Depreciation	3	3
Amortization and others	56	61
Changes in non-cash operating balances:
Accounts receivable and other receivables	0	3
Prepaid expense	(56)	(14)
Inventory	0	0
Accounts payable and accrued liabilities	326	732
Net cash used in operating activities	(988)	(4,207)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(3)	0
Net cash flows used in investing activities	(3)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of share capital	0	4,108
Repayment of operating lease and financing obligation	(61)	(59)
Net cash flows used in financing activities	(61)	4,049
Net decrease in cash	(1,052)	(158)
CASH AT BANK
Beginning of the period	1,403	830
End of the period	$ 351	$ 672